SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Millions	Jul. 19, 2023 USD ($) $ / shares shares	Jan. 13, 2022 CAD ($)	Jul. 04, 2023 shares	Jun. 30, 2023 shares	Apr. 27, 2023 shares	Apr. 04, 2023 shares	Jan. 03, 2023 shares	Jan. 13, 2022 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of common shares issued				37,899,386	43,847	6,727	6,727	40,983
Proceeds from issuing shares | $		$ 122,950
Proceeds from issuing shares | $ / shares								$ 3.00
Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued	1,733,334
Proceeds from issuing shares | $	$ 2.6
Proceeds from issuing shares | $ / shares	$ 1.50
Events occurring after reporting date [member] | Two directors [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued			10,961